Investments for Account of Policyholders - Additional Information (Detail) € in Millions, £ in Billions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 GBP (£)
Disclosure of investments for account of policyholders [Line Items]
Investment contracts liabilities	€ 18,048	€ 16,943
Rental income	129	121	€ 129
BlackRock Part VII [member]
Disclosure of investments for account of policyholders [Line Items]
Investment contracts liabilities	18,400			£ 16.3
Investments in real estate [member]
Disclosure of investments for account of policyholders [Line Items]
Rental income	47	50	60
Direct operating expenses	€ 4	€ 4	€ 5